Investments and Fair Value Instruments - Summary of Changes in Fair Value and Other Adjustments of Assets and Liabilities (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,981	$ 3,257
Initial recognition		250
Change in fair value and other adjustments	(2,862)	1,474
Ending Balance	2,119	4,981
March 2023 Options - Series A [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,285	1,008
Initial recognition		0
Change in fair value and other adjustments	(1,562)	1,277
Ending Balance	723	2,285
March 2023 Options - Series B [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	41
Initial recognition		0
Change in fair value and other adjustments		(41)
Ending Balance		0
March 2023 Placement Agent Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	90	46
Initial recognition		0
Change in fair value and other adjustments	(59)	44
Ending Balance	31	90
August 2022 Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	349	159
Initial recognition		0
Change in fair value and other adjustments	(236)	190
Ending Balance	113	349
August 2022 Placement Agent Options [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	7	3
Initial recognition		0
Change in fair value and other adjustments	(5)	4
Ending Balance	2	7
Note Receivable Bifurcated Derivatives [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	250	0
Initial recognition		250
Change in fair value and other adjustments	0	0
Ending Balance	250	250
Contingent Liabilities [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,000	2,000
Initial recognition		0
Change in fair value and other adjustments	(1,000)	0
Ending Balance	$ 1,000	$ 2,000